JPMorgan ActiveBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Australia — 0.1%
Rio Tinto plc	8,913	579,638
Austria — 0.1%
Erste Group Bank AG	9,241	480,682
Raiffeisen Bank International AG	14,198	276,795
		757,477
Brazil — 4.6%
Arcos Dorados Holdings, Inc., Class A	79,213	765,198
Atacadao SA *	511,354	836,262
B3 SA - Brasil Bolsa Balcao	1,507,923	2,884,599
Banco BTG Pactual SA	96,214	552,842
Banco do Brasil SA	943,631	4,424,404
BB Seguridade Participacoes SA	181,849	1,127,524
CCR SA	107,966	237,076
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	21,037	327,486
Cia Energetica de Minas Gerais (Preference)	226,677	437,231
Cury Construtora e Incorporadora SA	102,278	402,700
Gerdau SA (Preference)	124,569	402,372
Itau Unibanco Holding SA (Preference)	841,883	5,059,202
Itausa SA (Preference)	736,435	1,317,632
Localiza Rent a Car SA	223,447	1,728,745
Lojas Renner SA	715,129	1,673,985
MercadoLibre, Inc. *	3,357	5,602,497
Natura & Co. Holding SA	108,268	284,253
NU Holdings Ltd., Class A *	207,993	2,522,955
Petroleo Brasileiro SA, ADR	430,581	6,144,391
Porto Seguro SA	131,701	712,973
Raia Drogasil SA	426,456	2,093,771
Rumo SA	117,681	459,393
Suzano SA	63,782	603,861
Telefonica Brasil SA	60,977	522,323
TIM SA	777,433	2,387,492
TOTVS SA	49,189	242,025
Vale SA, ADR	151,013	1,638,491
Vibra Energia SA	101,659	416,618
WEG SA	271,745	2,428,632
		48,236,933
Chile — 0.4%
Banco de Chile	3,218,232	383,403
Banco Santander Chile	68,568,037	3,414,297
		3,797,700
China — 24.7%
Agricultural Bank of China Ltd., Class H	618,000	276,550
Airtac International Group	30,562	783,417
Alibaba Group Holding Ltd.	1,725,886	16,983,106
Angel Yeast Co. Ltd., Class A	201,109	834,067
Anjoy Foods Group Co. Ltd., Class A	79,000	869,085

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Asymchem Laboratories Tianjin Co. Ltd., Class H (a)	38,700	233,087
Avary Holding Shenzhen Co. Ltd., Class A	104,300	539,528
Baidu, Inc., Class A *	155,650	1,725,786
Bank of Hangzhou Co. Ltd., Class A	184,700	344,308
Beijing Kingsoft Office Software, Inc., Class A	30,868	901,073
Beijing New Building Materials plc, Class A	65,500	235,642
BOC Hong Kong Holdings Ltd.	95,500	277,840
BOE Technology Group Co. Ltd., Class A	1,282,200	700,357
Budweiser Brewing Co. APAC Ltd. (a)	1,080,128	1,311,543
BYD Co. Ltd., Class H	11,000	325,653
BYD Electronic International Co. Ltd.	111,000	431,998
China CITIC Bank Corp. Ltd., Class H	821,000	491,311
China Construction Bank Corp., Class H	12,163,000	8,493,252
China Mengniu Dairy Co. Ltd.	452,000	756,329
China Merchants Bank Co. Ltd., Class H	2,319,000	9,611,853
China Oilfield Services Ltd., Class H	290,000	255,459
China Overseas Land & Investment Ltd.	1,054,500	1,704,743
China Pacific Insurance Group Co. Ltd., Class H	1,201,200	3,192,811
China Petroleum & Chemical Corp., Class H	3,668,000	2,350,762
China Resources Gas Group Ltd.	627,400	2,129,258
China Resources Land Ltd.	237,000	708,415
China Resources Mixc Lifestyle Services Ltd. (a)	240,682	674,682
China Resources Power Holdings Co. Ltd.	192,000	528,160
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	156,410	893,734
China Shenhua Energy Co. Ltd., Class H	132,000	548,871
China Yangtze Power Co. Ltd., Class A	1,247,275	5,155,327
Chongqing Brewery Co. Ltd., Class A	182,500	1,566,113
CITIC Securities Co. Ltd., Class H	644,000	968,515
CMOC Group Ltd., Class H	630,000	502,462
Contemporary Amperex Technology Co. Ltd., Class A	46,600	1,201,089
CSPC Pharmaceutical Group Ltd.	986,000	733,432
Eastern Air Logistics Co. Ltd., Class A *	147,000	326,251
ENN Energy Holdings Ltd.	66,900	468,117
Flat Glass Group Co. Ltd., Class H (b)	266,000	386,024
Focus Media Information Technology Co. Ltd., Class A	1,952,300	1,566,256
Foxconn Industrial Internet Co. Ltd., Class A *	856,000	2,876,801
Full Truck Alliance Co. Ltd., ADR	109,099	829,152
Fuyao Glass Industry Group Co. Ltd., Class H (a)	953,200	4,977,769
Ganfeng Lithium Group Co. Ltd. (a)	159,400	334,720
Geely Automobile Holdings Ltd.	241,000	244,870
Great Wall Motor Co. Ltd., Class H	278,000	379,575
Gree Electric Appliances, Inc. of Zhuhai, Class A	115,300	638,807
H World Group Ltd.	926,486	2,786,444
Haier Smart Home Co. Ltd., Class H	2,103,200	6,876,235
Haitian International Holdings Ltd.	156,000	452,600
Hefei Meiya Optoelectronic Technology, Inc., Class A	382,921	835,925
Hisense Home Appliances Group Co. Ltd.	132,000	426,745
Hongfa Technology Co. Ltd., Class A	216,500	821,191

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Huayu Automotive Systems Co. Ltd., Class A	569,146	1,228,293
Industrial & Commercial Bank of China Ltd., Class H	517,000	286,409
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,650,413	5,735,449
iQIYI, Inc., ADR *	126,993	422,887
Jason Furniture Hangzhou Co. Ltd., Class A	110,436	387,987
JD Health International, Inc. * (a)	270,420	750,563
JD.com, Inc., Class A	235,602	3,106,554
Jiangsu Hengli Hydraulic Co. Ltd., Class A	149,900	950,333
Jiangxi Copper Co. Ltd., Class H	131,000	230,290
Jiayou International Logistics Co. Ltd., Class A	208,160	526,964
Kanzhun Ltd., ADR	102,523	1,392,262
KE Holdings, Inc., Class A	473,568	2,189,644
Kingdee International Software Group Co. Ltd. *	1,040,000	833,426
Kweichow Moutai Co. Ltd., Class A	31,100	6,116,520
Lenovo Group Ltd.	1,400,000	1,813,295
Lens Technology Co. Ltd., Class A	229,700	568,942
Luxshare Precision Industry Co. Ltd., Class A	518,800	2,756,503
Luzhou Laojiao Co. Ltd., Class A	47,400	857,812
Meituan * (a)	483,828	6,699,407
Midea Group Co. Ltd., Class A	770,612	6,798,990
Montage Technology Co. Ltd., Class A	77,828	642,754
NARI Technology Co. Ltd., Class A	199,048	661,589
NetEase, Inc.	621,748	11,467,258
Ningbo Tuopu Group Co. Ltd., Class A	76,965	391,161
Oppein Home Group, Inc., Class A	56,584	356,240
PDD Holdings, Inc., ADR *	50,174	6,466,927
PetroChina Co. Ltd., Class H	2,736,000	2,375,873
PICC Property & Casualty Co. Ltd., Class H	1,546,000	2,027,301
Ping An Insurance Group Co. of China Ltd., Class H	1,339,500	5,816,942
Qingdao Haier Biomedical Co. Ltd., Class A	51,162	225,620
Sailun Group Co. Ltd., Class A	103,800	189,599
Shanghai Baosight Software Co. Ltd., Class A	335,101	1,491,302
Shanghai Pudong Development Bank Co. Ltd., Class A	312,306	363,337
Shenzhen Inovance Technology Co. Ltd., Class A	64,900	418,755
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	57,500	2,048,295
Shenzhou International Group Holdings Ltd.	395,200	3,345,559
Sichuan Swellfun Co. Ltd., Class A	80,700	418,937
Silergy Corp.	192,414	2,660,220
Sinoma International Engineering Co., Class A	238,400	336,175
Sinopharm Group Co. Ltd., Class H	764,800	1,793,871
Sinotrans Ltd., Class H	933,000	433,129
SITC International Holdings Co. Ltd.	190,000	424,038
Sunny Optical Technology Group Co. Ltd.	51,888	290,994
Sunresin New Materials Co. Ltd., Class A	93,100	510,746
SUPCON Technology Co. Ltd., Class A	131,881	690,127
Tencent Holdings Ltd.	1,131,600	52,219,328
Tingyi Cayman Islands Holding Corp.	1,550,000	1,889,908
Tongwei Co. Ltd., Class A	199,600	501,195

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Topsports International Holdings Ltd. (a)	1,560,652	695,145
Trip.com Group Ltd. *	59,268	2,530,253
Venustech Group, Inc., Class A	190,400	407,385
Vipshop Holdings Ltd., ADR	26,086	355,813
Wanhua Chemical Group Co. Ltd., Class A	196,400	2,108,862
Weichai Power Co. Ltd., Class H	384,000	614,572
Wuliangye Yibin Co. Ltd., Class A	156,300	2,747,115
Xiamen Faratronic Co. Ltd., Class A	38,500	462,167
Xiaomi Corp., Class B * (a)	474,600	1,019,361
Yifeng Pharmacy Chain Co. Ltd., Class A	128,316	372,022
Yum China Holdings, Inc.	91,283	2,760,398
Zhejiang Dingli Machinery Co. Ltd., Class A	40,200	292,282
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	100,900	417,696
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	237,924	608,068
Zhejiang Supor Co. Ltd., Class A	191,773	1,333,383
Zhongji Innolight Co. Ltd., Class A	67,860	1,236,011
Zhuzhou CRRC Times Electric Co. Ltd., Class H	586,200	2,163,387
Zijin Mining Group Co. Ltd., Class H	970,000	1,967,514
ZTO Express Cayman, Inc.	12,806	243,364
		260,911,608
Colombia — 0.1%
Bancolombia SA (Preference)	30,899	259,335
Ecopetrol SA	597,137	320,605
		579,940
Czech Republic — 0.0% ^
Komercni Banka A/S	12,142	419,483
Georgia — 0.1%
Bank of Georgia Group plc	7,689	452,031
TBC Bank Group plc	9,176	365,682
		817,713
Greece — 0.5%
Alpha Services and Holdings SA	250,602	462,383
Eurobank Ergasias Services and Holdings SA	303,085	694,450
Hellenic Telecommunications Organization SA	50,728	833,449
JUMBO SA	18,233	488,581
Metlen Energy & Metals SA	13,501	533,553
Motor Oil Hellas Corinth Refineries SA	13,251	337,766
National Bank of Greece SA	86,264	757,143
OPAP SA	50,511	880,662
Piraeus Financial Holdings SA	119,606	505,330
		5,493,317
Hong Kong — 0.9%
AIA Group Ltd.	460,800	3,082,227
ASMPT Ltd.	38,300	400,448

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Hong Kong Exchanges & Clearing Ltd.	94,600	2,790,421
Techtronic Industries Co. Ltd.	255,500	3,272,110
		9,545,206
Hungary — 0.4%
MOL Hungarian Oil & Gas plc	56,398	439,595
OTP Bank Nyrt.	58,975	3,023,151
Richter Gedeon Nyrt.	21,568	614,870
		4,077,616
India — 18.4%
Aavas Financiers Ltd. *	16,382	328,841
Apollo Hospitals Enterprise Ltd.	4,246	336,179
Asian Paints Ltd.	15,068	556,127
Axis Bank Ltd.	15,551	217,237
Bajaj Auto Ltd.	44,021	5,085,978
Bajaj Finance Ltd.	7,056	574,971
Bajaj Finserv Ltd.	111,186	2,198,241
Bank of Baroda	173,214	525,811
Bharat Electronics Ltd.	167,975	635,599
Bharti Airtel Ltd.	23,832	425,733
Biocon Ltd.	89,328	387,343
Birlasoft Ltd.	37,676	304,992
Britannia Industries Ltd. *	32,708	2,261,669
Canara Bank	347,865	477,988
Cholamandalam Investment and Finance Co. Ltd.	162,920	2,760,445
Coal India Ltd.	79,524	497,414
Coforge Ltd.	34,829	2,632,519
Colgate-Palmolive India Ltd.	77,663	3,169,451
Computer Age Management Services Ltd.	31,062	1,686,550
Crompton Greaves Consumer Electricals Ltd.	428,029	2,310,809
Cummins India Ltd.	39,058	1,800,865
Delhivery Ltd. *	332,910	1,610,541
Dr Lal PathLabs Ltd. (a)	8,039	297,064
Dr Reddy's Laboratories Ltd.	37,095	2,995,400
Eicher Motors Ltd.	33,803	2,007,363
Endurance Technologies Ltd. (a)	37,300	1,160,541
Havells India Ltd.	98,095	2,169,509
HCL Technologies Ltd.	151,475	2,980,563
HDFC Asset Management Co. Ltd. (a)	20,603	1,013,874
HDFC Bank Ltd., ADR	166,562	9,995,386
HDFC Bank Ltd.	504,033	9,740,064
HDFC Life Insurance Co. Ltd. (a)	464,010	3,972,752
Hero MotoCorp Ltd.	5,850	384,332
Hindalco Industries Ltd.	38,712	310,529
Hindustan Aeronautics Ltd. (a)	6,853	403,862
Hindustan Unilever Ltd.	144,361	4,670,439
ICICI Bank Ltd.	895,269	13,049,867
Info Edge India Ltd.	32,406	2,725,134

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Infosys Ltd.	774,118	17,165,921
InterGlobe Aviation Ltd. * (a)	12,958	692,943
ITC Ltd.	457,849	2,714,436
Kajaria Ceramics Ltd.	29,536	523,427
Kotak Mahindra Bank Ltd.	442,616	9,588,816
Mahanagar Gas Ltd. (a)	21,998	491,992
Mahindra & Mahindra Ltd.	261,665	9,108,686
MakeMyTrip Ltd. *	9,047	846,709
Manappuram Finance Ltd.	192,702	494,090
Maruti Suzuki India Ltd.	7,225	1,133,628
Metropolis Healthcare Ltd. (a)	25,271	641,169
Multi Commodity Exchange of India Ltd.	21,169	1,087,203
Natco Pharma Ltd.	36,495	595,410
NMDC Ltd.	136,073	393,986
Oil & Natural Gas Corp. Ltd.	442,267	1,766,847
Oil India Ltd.	193,495	1,336,542
Petronet LNG Ltd.	114,069	503,033
Power Finance Corp. Ltd.	214,786	1,433,725
REC Ltd.	88,694	685,134
Reliance Industries Ltd.	289,649	10,442,549
Shriram Finance Ltd.	107,296	3,764,348
State Bank of India	86,654	905,944
Sun TV Network Ltd.	60,008	646,446
Supreme Industries Ltd.	14,555	932,758
Syngene International Ltd. (a)	37,057	358,108
Tata Consultancy Services Ltd.	285,132	14,972,481
Tata Motors Ltd.	464,972	6,439,646
Tata Steel Ltd.	1,322,748	2,618,893
Triveni Turbine Ltd.	85,299	607,939
Tube Investments of India Ltd.	49,506	2,450,984
UltraTech Cement Ltd.	32,459	4,615,109
United Spirits Ltd.	167,237	2,828,879
Vedanta Ltd.	86,511	466,682
WNS Holdings Ltd. *	35,448	2,111,992
Zensar Technologies Ltd.	59,614	566,567
		194,595,004
Indonesia — 1.8%
Adaro Energy Indonesia Tbk. PT	1,456,100	288,354
Astra International Tbk. PT	1,064,200	309,355
Bank Central Asia Tbk. PT	10,511,300	6,642,288
Bank Mandiri Persero Tbk. PT	5,497,900	2,168,313
Bank Negara Indonesia Persero Tbk. PT	1,649,900	505,320
Bank Rakyat Indonesia Persero Tbk. PT	21,577,670	6,208,760
Indofood CBP Sukses Makmur Tbk. PT	375,900	252,565
Sumber Alfaria Trijaya Tbk. PT	1,491,400	260,491

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Telkom Indonesia Persero Tbk. PT	12,407,700	2,203,662
United Tractors Tbk. PT	175,700	278,786
		19,117,894
Kazakhstan — 0.1%
NAC Kazatomprom JSC, GDR (a)	22,916	871,422
Macau — 0.1%
MGM China Holdings Ltd.	211,600	308,736
Sands China Ltd. *	309,512	580,222
		888,958
Malaysia — 0.4%
CIMB Group Holdings Bhd.	361,500	584,520
Gamuda Bhd.	177,800	304,057
Hong Leong Bank Bhd.	76,700	322,040
Inari Amertron Bhd.	257,400	212,220
Malayan Banking Bhd.	229,000	509,387
Petronas Chemicals Group Bhd.	203,100	256,475
Press Metal Aluminium Holdings Bhd.	228,100	266,324
Public Bank Bhd.	1,604,700	1,471,127
Tenaga Nasional Bhd.	202,800	621,487
YTL Power International Bhd.	240,500	244,538
		4,792,175
Mexico — 3.0%
Alsea SAB de CV	125,493	377,334
America Movil SAB de CV	806,751	674,205
Arca Continental SAB de CV	94,642	932,501
Banco del Bajio SA (a)	101,180	303,795
BBB Foods, Inc., Class A * (b)	25,653	696,479
Bolsa Mexicana de Valores SAB de CV	308,918	480,845
Cemex SAB de CV	599,739	384,997
Coca-Cola Femsa SAB de CV	41,315	373,301
Corp. Inmobiliaria Vesta SAB de CV	234,199	686,218
Fomento Economico Mexicano SAB de CV	163,403	1,802,599
Gentera SAB de CV	583,651	688,251
Gruma SAB de CV, Class B	21,384	401,270
Grupo Aeroportuario del Pacifico SAB de CV, Class B	130,748	2,093,961
Grupo Aeroportuario del Sureste SAB de CV, Class B	72,101	2,165,429
Grupo Comercial Chedraui SA de CV	38,065	283,419
Grupo Financiero Banorte SAB de CV, Class O	731,011	5,489,547
Grupo Mexico SAB de CV	322,706	1,814,886
Kimberly-Clark de Mexico SAB de CV, Class A	1,330,192	2,370,371
Regional SAB de CV	115,853	839,905
Southern Copper Corp.	14,834	1,581,453
TF Administradora Industrial S de RL de CV, REIT	125,002	267,904
Wal-Mart de Mexico SAB de CV	2,256,141	7,507,957
		32,216,627

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Panama — 0.0% ^
Copa Holdings SA, Class A	5,563	493,716
Peru — 0.5%
Credicorp Ltd.	28,103	4,795,496
Poland — 0.5%
Bank Polska Kasa Opieki SA	31,314	1,268,566
Dino Polska SA * (a)	10,785	957,772
InPost SA *	19,566	338,991
KRUK SA	3,820	427,538
LPP SA	180	690,110
Powszechna Kasa Oszczednosci Bank Polski SA	64,965	965,473
Powszechny Zaklad Ubezpieczen SA	79,299	971,105
		5,619,555
Portugal — 0.1%
Jeronimo Martins SGPS SA	90,731	1,585,827
Qatar — 0.3%
Ooredoo QPSC	180,068	516,811
Qatar Gas Transport Co. Ltd.	611,864	757,243
Qatar National Bank QPSC	400,623	1,680,281
		2,954,335
Romania — 0.1%
Banca Transilvania SA	92,464	583,223
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	12,780	1,426
Gazprom PJSC ‡ *	1,135,066	63,563
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	969
GMK Norilskiy Nickel PAO ‡	203,600	9,581
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	1,869
Moscow Exchange MICEX-RTS PJSC ‡	571,670	13,582
Rosneft Oil Co. PJSC ‡	141,777	10,275
Sberbank of Russia PJSC ‡	629,236	19,321
Severstal PAO, GDR ‡ * (a)	98,048	31,375
VTB Bank PJSC ‡	33,690	795
X5 Retail Group NV, GDR ‡ * (a)	1,062	256
		153,012
Saudi Arabia — 2.5%
Ades Holding Co. *	102,000	554,599
Al Rajhi Bank	191,457	4,365,373
Aldrees Petroleum and Transport Services Co.	19,392	583,016
Alinma Bank	195,550	1,688,978
AlKhorayef Water & Power Technologies Co. *	8,563	412,754
Arab National Bank	74,904	428,431
Arabian Centres Co. (a)	63,908	340,455
Bupa Arabia for Cooperative Insurance Co.	9,923	609,360
Catrion Catering Holding Co.	18,241	564,116
Elm Co.	4,949	1,206,938

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Etihad Etisalat Co.	50,660	703,686
Leejam Sports Co. JSC	15,766	839,970
Riyad Bank	116,312	850,868
Riyadh Cables Group Co.	43,704	1,139,240
Saudi Arabian Oil Co. (a)	285,069	2,097,203
Saudi Aramco Base Oil Co.	20,207	700,701
Saudi Awwal Bank	78,202	818,252
Saudi National Bank (The)	584,085	5,901,808
Saudi Telecom Co.	147,989	1,520,133
United International Transportation Co.	52,620	1,254,453
		26,580,334
Singapore — 0.0% ^
Singapore Telecommunications Ltd.	146,100	337,370
South Africa — 3.3%
Absa Group Ltd.	55,865	490,170
AVI Ltd.	277,773	1,491,675
Bid Corp. Ltd.	118,675	2,953,826
Bidvest Group Ltd. (The)	156,580	2,353,269
Capitec Bank Holdings Ltd.	24,235	3,779,594
Clicks Group Ltd.	162,375	3,156,115
Exxaro Resources Ltd.	29,201	312,863
FirstRand Ltd.	1,263,697	5,678,314
Foschini Group Ltd. (The)	71,287	526,144
Gold Fields Ltd.	108,562	1,890,025
Harmony Gold Mining Co. Ltd.	87,700	859,952
Mr Price Group Ltd.	42,348	502,944
Naspers Ltd., Class N	8,625	1,668,034
Shoprite Holdings Ltd.	192,365	3,223,598
Standard Bank Group Ltd.	262,577	3,200,317
Truworths International Ltd.	71,536	355,843
Vodacom Group Ltd.	345,918	1,941,509
		34,384,192
South Korea — 13.7%
APR Corp. *	3,140	571,324
APRILBIO Co. Ltd. *	43,848	577,566
BGF retail Co. Ltd.	12,684	958,039
BNK Financial Group, Inc.	67,059	466,248
CJ CheilJedang Corp.	3,862	1,090,471
CJ Logistics Corp.	3,879	279,759
Coupang, Inc. *	30,697	636,963
Coway Co. Ltd.	14,609	668,360
Daeduck Electronics Co. Ltd.	29,176	473,851
DB Insurance Co. Ltd.	5,554	448,747
DL Holdings Co. Ltd.	7,815	321,447
Doosan Enerbility Co. Ltd. *	33,123	456,194
Eugene Technology Co. Ltd.	27,796	934,774
Hana Financial Group, Inc.	84,952	4,024,861

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hankook Tire & Technology Co. Ltd.	47,830	1,561,924
Hanmi Pharm Co. Ltd.	1,988	420,116
Hansol Chemical Co. Ltd.	2,844	339,850
HD Hyundai Heavy Industries Co. Ltd. *	7,070	1,092,573
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,379	512,580
HK inno N Corp.	16,150	466,612
HMM Co. Ltd.	25,690	341,693
Hugel, Inc. *	13,528	2,422,407
Hyundai Glovis Co. Ltd.	13,907	1,237,832
Hyundai Marine & Fire Insurance Co. Ltd.	30,150	793,397
Hyundai Mobis Co. Ltd.	8,606	1,392,367
Hyundai Motor Co.	24,826	4,524,538
Industrial Bank of Korea	85,596	873,407
Kakao Corp.	12,030	345,707
KakaoBank Corp.	12,923	202,978
KB Financial Group, Inc.	72,317	4,675,012
Kia Corp.	77,906	6,392,710
KIWOOM Securities Co. Ltd.	13,745	1,335,983
Korea Investment Holdings Co. Ltd.	18,378	987,383
Korean Air Lines Co. Ltd.	36,911	573,652
Kumho Petrochemical Co. Ltd.	4,954	502,494
LG Chem Ltd.	15,622	3,513,143
LG Energy Solution Ltd. *	4,376	1,041,706
LG H&H Co. Ltd.	5,201	1,337,975
NAVER Corp.	26,755	3,412,400
NCSoft Corp.	2,419	310,401
Orion Corp.	4,423	283,433
Park Systems Corp.	2,965	359,147
Samsung Biologics Co. Ltd. * (a)	3,966	2,721,035
Samsung C&T Corp.	19,591	2,231,453
Samsung Electro-Mechanics Co. Ltd.	28,106	3,285,662
Samsung Electronics Co. Ltd.	771,258	47,557,522
Samsung Fire & Marine Insurance Co. Ltd.	13,091	3,559,826
Samsung Heavy Industries Co. Ltd. *	106,250	910,904
Samsung Life Insurance Co. Ltd.	35,835	2,529,076
Samsung SDI Co. Ltd.	2,670	627,795
Samsung SDS Co. Ltd.	3,107	336,211
Samsung Securities Co. Ltd.	7,191	235,268
Shinhan Financial Group Co. Ltd.	150,195	6,605,718
SK Hynix, Inc.	90,273	12,947,272
SK Telecom Co. Ltd.	29,920	1,183,904
SK, Inc.	13,192	1,446,887
SM Entertainment Co. Ltd.	6,408	330,303
S-Oil Corp.	34,679	1,710,778
SOLUM Co. Ltd. *	36,036	475,296
SOOP Co. Ltd.	10,644	803,935
Soulbrain Co. Ltd.	1,912	369,370
ST Pharm Co. Ltd.	5,459	355,989

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Tokai Carbon Korea Co. Ltd.	4,000	333,459
WONIK IPS Co. Ltd. *	18,426	511,145
		144,230,832
Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	369,379	3,871,541
Taiwan — 19.3%
Accton Technology Corp.	318,000	4,984,739
Acer, Inc.	759,000	1,024,473
Advantech Co. Ltd.	271,629	2,889,198
Allis Electric Co. Ltd.	185,000	783,801
ASE Technology Holding Co. Ltd.	1,012,000	4,723,115
ASPEED Technology, Inc.	13,158	1,657,904
Asustek Computer, Inc.	51,000	715,207
AUO Corp.	840,000	458,641
Cathay Financial Holding Co. Ltd.	328,000	628,062
Chailease Holding Co. Ltd.	503,973	2,351,113
China Steel Corp.	2,590,000	1,833,131
CTBC Financial Holding Co. Ltd.	3,097,000	3,361,539
Delta Electronics, Inc.	475,000	6,100,818
E.Sun Financial Holding Co. Ltd.	3,398,465	2,753,385
Elan Microelectronics Corp.	57,000	241,218
Elite Material Co. Ltd.	30,000	407,651
eMemory Technology, Inc.	26,000	1,846,917
Evergreen Marine Corp. Taiwan Ltd.	235,000	1,220,574
Faraday Technology Corp.	142,000	1,311,352
Fubon Financial Holding Co. Ltd.	319,930	866,359
Global Unichip Corp.	11,696	420,999
Gudeng Precision Industrial Co. Ltd.	48,000	674,095
Hon Hai Precision Industry Co. Ltd.	858,000	5,263,761
Insyde Software Corp.	28,000	353,181
Jentech Precision Industrial Co. Ltd.	19,000	682,668
Largan Precision Co. Ltd.	37,000	3,210,131
Lite-On Technology Corp.	253,000	773,752
Lotes Co. Ltd.	18,519	797,732
Makalot Industrial Co. Ltd.	68,000	932,031
Materials Analysis Technology, Inc.	71,000	580,303
MediaTek, Inc.	170,000	6,474,473
Mega Financial Holding Co. Ltd.	1,465,750	1,932,762
Nan Ya Plastics Corp.	582,000	890,558
Nien Made Enterprise Co. Ltd.	86,000	1,044,472
Novatek Microelectronics Corp.	64,000	1,032,164
Parade Technologies Ltd.	52,400	1,189,224
Powertech Technology, Inc.	90,000	452,558
Poya International Co. Ltd.	36,360	568,615
President Chain Store Corp.	209,000	1,770,279
Primax Electronics Ltd.	115,000	322,159
Quanta Computer, Inc.	1,183,000	10,078,867

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Realtek Semiconductor Corp.	323,000	5,095,315
Shiny Chemical Industrial Co. Ltd.	86,000	403,625
Taiwan Mobile Co. Ltd.	453,000	1,457,302
Taiwan Semiconductor Manufacturing Co. Ltd.	3,546,000	103,441,482
TCC Group Holdings Co. Ltd.	530,961	561,773
Tong Yang Industry Co. Ltd.	214,000	608,816
Uni-President Enterprises Corp.	209,000	537,111
United Microelectronics Corp.	898,000	1,430,597
Vanguard International Semiconductor Corp.	446,000	1,589,754
Wistron Corp.	572,000	1,721,060
Wiwynn Corp.	51,000	3,232,583
Yageo Corp.	65,000	1,585,072
Yuanta Financial Holding Co. Ltd.	1,987,000	1,993,516
ZillTek Technology Corp.	20,000	200,537
		203,462,524
Thailand — 1.3%
Advanced Info Service PCL	129,100	843,886
Airports of Thailand PCL	518,600	818,383
Bangchak Corp. PCL, NVDR	338,800	299,650
Bangkok Dusit Medical Services PCL, Class F	798,900	588,333
Bumrungrad Hospital PCL, NVDR	39,700	274,107
Central Pattana PCL, NVDR	203,000	315,153
CP ALL PCL	388,300	629,102
Gulf Energy Development PCL	254,900	339,676
Intouch Holdings PCL, NVDR	129,200	298,533
Kasikornbank PCL, NVDR	62,400	230,498
Krung Thai Bank PCL, NVDR	1,351,000	686,024
Minor International PCL, NVDR	227,000	184,971
PTT Exploration & Production PCL	572,200	2,354,913
PTT Global Chemical PCL	177,100	132,741
PTT PCL	721,400	642,571
SCB X PCL	917,500	2,651,213
Siam Cement PCL (The) (Registered)	228,900	1,412,765
Thai Oil PCL	361,063	511,278
True Corp. PCL, NVDR *	1,716,700	447,050
		13,660,847
Turkey — 0.7%
Akbank TAS	227,885	425,937
Aselsan Elektronik Sanayi ve Ticaret A/S	166,171	313,825
BIM Birlesik Magazalar A/S	174,499	3,295,789
Ford Otomotiv Sanayi A/S	12,296	369,054
KOC Holding A/S	77,369	502,512
Turk Hava Yollari AO *	77,370	675,749
Turkcell Iletisim Hizmetleri A/S	165,793	528,651
Turkiye Is Bankasi A/S, Class C	963,352	436,330
Turkiye Petrol Rafinerileri A/S	83,602	412,232

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Turkiye Sigorta A/S	260,224	473,024
Yapi ve Kredi Bankasi A/S	412,148	375,837
		7,808,940
United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	98,839	239,477
Abu Dhabi Islamic Bank PJSC	250,697	836,806
ADNOC Drilling Co. PJSC	389,927	467,112
Adnoc Gas plc	374,624	318,357
ADNOC Logistics & Services	363,923	465,685
Aldar Properties PJSC	668,867	1,345,765
Dubai Electricity & Water Authority PJSC	1,945,911	1,260,912
Dubai Islamic Bank PJSC	172,267	274,374
Emaar Properties PJSC	724,839	1,703,089
Emirates NBD Bank PJSC	170,183	884,982
		7,796,559
United Kingdom — 0.2%
Anglogold Ashanti plc	17,096	492,288
HSBC Holdings plc	129,600	1,161,063
		1,653,351
United States — 0.6%
EPAM Systems, Inc. *	6,374	1,371,239
ExlService Holdings, Inc. *	79,761	2,812,372
Genpact Ltd.	12,424	430,740
Globant SA *	11,380	2,215,800
		6,830,151
Total Common Stocks (Cost $988,548,649)		1,054,500,516
Short-Term Investments — 0.0% ^
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	50	50
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	580,685	580,685
Total Investment of Cash Collateral from Securities Loaned (Cost $580,735)		580,735
Total Investments — 99.9% (Cost $989,129,384)		1,055,081,251
Other Assets Less Liabilities — 0.1%		782,514
NET ASSETS — 100.0%		1,055,863,765

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
GDR	Global Depositary Receipt
JSC	Joint Stock Company

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $567,819.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.3%
Semiconductors & Semiconductor Equipment	14.5
Technology Hardware, Storage & Peripherals	6.7
Interactive Media & Services	5.9
IT Services	4.1
Oil, Gas & Consumable Fuels	3.7
Automobiles	3.4
Broadline Retail	3.4
Electronic Equipment, Instruments & Components	3.1
Consumer Staples Distribution & Retail	3.0
Insurance	2.9
Household Durables	2.0
Hotels, Restaurants & Leisure	1.8
Beverages	1.8
Metals & Mining	1.7
Food Products	1.6
Machinery	1.4
Financial Services	1.4
Automobile Components	1.3
Entertainment	1.2
Capital Markets	1.2
Chemicals	1.1
Electrical Equipment	1.1
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	13.3
Short-Term Investments	0.1

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$579,638	$—	$579,638
Austria	—	757,477	—	757,477
Brazil	48,236,933	—	—	48,236,933
Chile	3,797,700	—	—	3,797,700
China	24,823,294	236,088,314	—	260,911,608
Colombia	579,940	—	—	579,940
Czech Republic	—	419,483	—	419,483
Georgia	365,682	452,031	—	817,713
Greece	2,126,386	3,366,931	—	5,493,317
Hong Kong	—	9,545,206	—	9,545,206
Hungary	1,054,465	3,023,151	—	4,077,616
India	12,954,087	181,640,917	—	194,595,004
Indonesia	7,722,484	11,395,410	—	19,117,894
Kazakhstan	—	871,422	—	871,422
Macau	—	888,958	—	888,958
Malaysia	1,130,874	3,661,301	—	4,792,175
Mexico	32,216,627	—	—	32,216,627
Panama	493,716	—	—	493,716
Peru	4,795,496	—	—	4,795,496
Poland	957,772	4,661,783	—	5,619,555
Portugal	1,585,827	—	—	1,585,827
Qatar	516,811	2,437,524	—	2,954,335
Romania	583,223	—	—	583,223
Russia	—	—	153,012	153,012
Saudi Arabia	1,746,975	24,833,359	—	26,580,334
Singapore	—	337,370	—	337,370
South Africa	11,238,742	23,145,450	—	34,384,192
South Korea	1,208,287	143,022,545	—	144,230,832
Spain	—	3,871,541	—	3,871,541
Taiwan	—	203,462,524	—	203,462,524
Thailand	7,925,929	5,734,918	—	13,660,847
Turkey	7,495,115	313,825	—	7,808,940
United Arab Emirates	7,238,725	557,834	—	7,796,559
United Kingdom	—	1,653,351	—	1,653,351
United States	6,830,151	—	—	6,830,151
Total Common Stocks	187,625,241	866,722,263	153,012	1,054,500,516
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	580,735	—	—	580,735
Total Investments in Securities	$188,205,976	$866,722,263	$153,012	$1,055,081,251
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$4,916,639	$121,077,102	$125,992,544	$(734)	$(463)	$—	—	$120,804	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	—	3,500,000	3,499,750	(200)	—	50	50	4,480	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	17,461,087	16,880,402	—	—	580,685	580,685	49,969	—
Total	$4,916,639	$142,038,189	$146,372,696	$(934)	$(463)	$580,735		$175,253	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.